TRADING ASSETS AND LIABILITIES - Trading assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	24,400,493	19,332,588
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Debt securities | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Debt securities | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Equity securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	3,099,853
Equity securities | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	7,256,506	6,260,174
Equity securities | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	7,256,506	6,260,174
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	1,023,313	2,126,229
Derivatives [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	969,294	2,077,567
Derivatives [member] | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	$ 969,294	$ 2,077,567